UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
       Washington, DC 20549


             FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21748

Bread & Butter Fund, Inc.
(Exact name of registrant as specified in charter)

3633 Hill Rd. 3rd Flr.
Parsippany, New Jersey 07054
(Address of principal executive offices)(Zip code)

James B. Potkul
Potkul Capital Management LLC
3633 Hill Rd. 3rd Flr.
Parsippany, New Jersey 07054

(Name and address of agent for service)

Registrant's telephone number, including area code: 973-331-1000

Date of fiscal year end:  December 31

Date of reporting period: June 30, 2006 - June 30, 2007

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year,containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review,inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).The name of the issuer of the portfolio security;
(b).The exchange ticker symbol of the portfolio security;
(c).The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;
(d).The shareholder meeting date;
(e).A brief identification of the matter voted on;
(f).Whether the matter was proposed by the issuer or by a security holder;
(g).Whether the Registrant cast its vote on the matter;
(h).How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and
(i).Whether the Registrant cast its vote for or against management.
Item 1. Proxy Voting Record

====================================================================

COMPANY: BERKSHIRE HATHAWAY INC.
TICKER: BRK.B
CUSIP: 084670207
MEETING DATE: 03/06/2007
--------------------------------------------------------------------
                                                 Mgmt     Vote
#     Proposal                                   Rec      Cast
Sponsor
--------------------------------------------------------------------
1.1   Elect  Director  Warren E. Buffett         For      For
Management
1.2   Elect  Director  Charles T Munger          For      For
Management
1.3   Elect  Director  Howard G Buffett          For      For
Management
1.4   Elect  Director  Susan L Decker            For      For
Management
1.5   Elect  Director  William H Gates           For      For
Management
1.6   Elect  Director  David S Gottesman         For      For
Management
1.7   Elect  Director  Charlotte Guyman          For      For
Management
1.8   Elect  Director  Donald R Keough           For      For
Management
1.9   Elect  Director  Thomas S Murphy           For      For
Management
1.10  Elect  Director  Ronald L Olson            For      For
Management
1.11  Elect  Director  Walter Scott Jr.          For      For
Management
2 Proposal regarding investment in certain       Against  Against
Foreign Corporations
Shareholder

====================================================================
COMPANY: EL PASO CORPORATION
TICKER: EP
CUSIP: 28336L109
MEETING DATE: 05/24/2007
--------------------------------------------------------------------
                                                 Mgmt     Vote
#     Proposal                                   Rec      Cast
Sponsor
--------------------------------------------------------------------

1.1   Elect  Director  Juan Carlos Braniff       For      For
Management
1.2   Elect  Director  James L Dunlap            For      For
Management
1.3   Elect  Director  Douglas L Foshee          For      For
Management
1.4   Elect  Director  Robert W Goldman          For      For
Management
1.5   Elect  Director  Anthony W Hall, Jr.       For      For
Management
1.6   Elect  Director  Thomas R Hix              For      For
Management
1.7   Elect  Director  William H Joyce           For      For
Management
1.8   Elect  Director  Ronald L Kuehn            For      For
Management
1.09  Elect  Director  Ferrell P McClean         For      For
Management
1.10  Elect  Director  Steven J Shapiro          For      For
Management
1.11  Elect  Director  J. Michael Talbert        For      For
Management
1.12  Elect  Director  Robert F Vagt             For      For
Management
1.13  Elect  Director  John L Whitmire           For      For
Management
1.14  Elect  Director  Joe B Wyatt               For      Against
Management
2  Prop. Independent Public Accounting firm      For      For
Management
3  Prop. Seeking Amendment to By-Laws Special    Against  Against
Shareholder meeting
Shareholder
4 Prop. Seeking Amendment to By-Laws on Policy Against Against Abandoning Decisions
Shareholder

====================================================================
COMPANY: Helmerich & Payne, Inc.
TICKER: HP
CUSIP: 423452101
MEETING DATE: 03/07/2007
--------------------------------------------------------------------
                                                 Mgmt     Vote
#     Proposal                                   Rec.     Cast
Sponsor
--------------------------------------------------------------------
1.1   Elect  Director  Hans Helmerich            For      For
Management
1.2   Elect  Director  Randy A Foutch            For      For
Management
1.3   Elect  Director  Paula Marshall            For      For
Management

====================================================================
COMPANY: IDT Corporation
TICKER: IDTC
CUSIP: 448947101
MEETING DATE: 12/14/2006
--------------------------------------------------------------------
                                                 Mgmt     Vote
#     Proposal                                   Rec.     Cast
Sponsor
--------------------------------------------------------------------
1.1   Elect  Director  Alan Claman               For      For
Management
1.2   Elect  Director  James A Courter           For      For
Management
1.3   Elect  Director  Howard S Jonas            For      For
Management
1.4   Elect  Director  Marce E Knoller           For      For
Management
1.5   Elect  Director  James R Mellor            For      For
Management
1.6   Elect  Director  Marc J Oppenheimer        For      For
Management
1.7   Elect  Director  Judah Schorr              For      For
Management
2  Amend Increase Number of Shares Issuance      For      Against
Management
3. Amend IDT 2005 stock Option Incentive Plan    For      Against
Management
4. Amend IDT Stock Purchase Plan                 For      Against
Management
5. Ratify Appointment of Independent Auditor     For      For
Management
====================================================================
COMPANY: Mercer Insurance Group Inc.
TICKER: MIGP
CUSIP: 587902107
MEETING DATE: 04/26/2007
--------------------------------------------------------------------
                                                 Mgmt     Vote
#     Proposal                                   Rec.     Cast
Sponsor
--------------------------------------------------------------------
1.1   Elect  Director  Andrew R Speaker          For      For
Management
1.2   Elect  Director  George T Hornyak          For      For
Management
1.3   Elect  Director  Samuel J Malizia          For      For
Management
2.  Ratify Appointment of Independent Auditor    For      For
Management
====================================================================

COMPANY: Mitsubishi UFJ Financial Group Inc.
TICKER: MTU
CUSIP: 606822104
MEETING DATE: 06/28/2007
--------------------------------------------------------------------
                                                 Mgmt     Vote
#     Proposal                                   Rec      Cast
Sponsor
--------------------------------------------------------------------
1 Appropriation of Surplus                       For      For
Management
2 Partial Amendments to Articles of Inc.         For      For
Management
3 Election of 15 Directors                       For      For
Management
4 Election of 1 Corporate Auditor                For      For
Management
5 Granting of Retirement Gratuities and Lump Sum For      For
Management
6 Revision of Amount of Remuneration             For      For
Management
====================================================================

COMPANY: NGP capital Resources Company
TICKER: NGPC
CUSIP: 62912R107
MEETING DATE: 05/16/07
--------------------------------------------------------------------
                                                 Mgmt     Vote
#     Proposal                                   Rec.     Cast
Sponsor
--------------------------------------------------------------------
1.1   Elect  Director  Kenneth A Hersh           For      For
Management
1.2   Elect  Director  James R Latimer III       For      For
Management
====================================================================

COMPANY: News Corporation
TICKER: NWS
CUSIP: 65248E203
MEETING DATE: 10/20/2006
--------------------------------------------------------------------
                                                 Mgmt     Vote
#     Proposal                                   Rec.     Cast
Sponsor
--------------------------------------------------------------------
1.1   Elect  Director  Jose Maria Aznar          For      For
Management
1.2   Elect  Director  Lachlan K Murdoch         For      For
Management
1.3   Elect  Director  Thomas J Perkins          For      For
Management
1.4   Elect  Director  Arthur M Siskind          For      For
Management
1.5   Elect  Director  John L Thornton           For      For
Management
2  Ratification of Independent Audit Firm        For      For
Management
3. Approval of Amended and Restated Rights Plan  For      Against
Management
4.Proposal on the Annual Election of Directors   Against  For
Shareholder

====================================================================
COMPANY: ORIGEN FINANCIAL INC.
TICKER: ORGN
CUSIP: 68619E208
MEETING DATE: 6/26/2007
--------------------------------------------------------------------
                                                 Mgmt     Vote
#     Proposal                                   Rec      Cast
Sponsor
--------------------------------------------------------------------
1.1   Elect  Director  Paul A Halpern            For      For
Management
1.2   Elect  Director  Ronald A Klein            For      For
Management
1.3   Elect  Director  Richard H Rogel           For      For
Management
1.4   Elect Director   Robert S Sher             For      For
Management
1.5   Elect Director   Gary A Shiffman           For      For
Management
1.6   Elect Director   Michael J Wechsler        For      For
Management

====================================================================

COMPANY: Patterson UTI Energy Inc.
TICKER: PTEN
CUSIP: 703481101
MEETING DATE: 06/07/2007
--------------------------------------------------------------------
                                                 Mgmt     Vote
#     Proposal                                   Rec.     Cast
Sponsor
--------------------------------------------------------------------
1.1   Elect  Director  Mark S Siegel             For      For
Management
1.2   Elect  Director  Cloyce A Talbott          For      For
Management
1.3   Elect  Director  Kenneth N Berns           For      For
Management
1.4   Elect  Director  Charles O Buckner         For      For
Management
1.5   Elect  Director  Curtis W Huff             For      For
Management
1.6   Elect  Director  Terry H Hunt              For      For
Management
1.7   Elect  Director  Kenneth R Peak            For      For
Management
2  Ratification of Independent Audit Firm        For      For
Management
====================================================================

COMPANY: PFIZER, INC.
TICKER: PFE
CUSIP: 717081103
MEETING DATE: 04/26/2007
--------------------------------------------------------------------
                                                 Mgmt     Vote
#     Proposal                                   Rec      Cast
Sponsor
--------------------------------------------------------------------
1.1   Elect  Director  Dennis A Ausiello         For      For
Management
1.2   Elect  Director  Michael S Brown           For      For
Management
1.3   Elect  Director  M. Anthony Burns          For      For
Management
1.4   Elect  Director  Robert N Burt             For      For
Management
1.5   Elect  Director  W Don Cornwell            For      For
Management
1.6   Elect  Director  William H Gray III        For      For
Management
1.7   Elect  Director  Constance J Horner        For      For
Management
1.8   Elect  Director  William R Howell          For      For
Management
1.9   Elect  Director  Jeffrey B Kindler         For      For
Management
1.10  Elect  Director  George A Lorch            For      For
Management
1.11  Elect  Director  Dana G Mead               For      For
Management
1.12  Elect  Director  William C Steere Jr.      For      For
Management

2 Ratify KPMG LLP Independent Public             For      For
Accounting Firm for 2006
3 Proposal Related to Cumulative Voting          Against  Against
Shareholder
4 Proposal Requesting Report Animal Experiment   Against  Against
Shareholder
5 Amend Corporate Policy on Lab Animal Care      Against  Against
Shareholder
6 Proposal Related Qualifications of Directors   Against  Against
Shareholder
====================================================================

COMPANY: Pioneer Natural Resources Company
TICKER: PXD
CUSIP: 723787107
MEETING DATE: 05/16/2007
--------------------------------------------------------------------
                                                 Mgmt     Vote
#     Proposal                                   Rec.     Cast
Sponsor
--------------------------------------------------------------------
1.1   Elect  Director  R Hartwell Gardner        For      For
Management
1.2   Elect  Director  Linda K Lawson            For      For
Management
1.3   Elect  Director  Frank A Risch             For      For
Management
1.4   Elect  Director  Mark S Sexton             For      For
Management
2  Ratification of Independent Audit Firm        For      For
Management
3. Prop. Amend and Restate Employee Stock        For      Against
Purchase
Management
====================================================================

COMPANY: Sun Communities Inc.
TICKER: SUI
CUSIP: 866674104
MEETING DATE: 05/23/2007
--------------------------------------------------------------------
                                                 Mgmt     Vote
#     Proposal                                   Rec      Cast
Sponsor
--------------------------------------------------------------------
1.1   Elect  Director  Clunet R Lewis            For      Against
Management
1.2   Elect  Director  Arthur A Weiss            For      For
Management

====================================================================
COMPANY: Time Warner Inc.
TICKER: TWX
CUSIP: 887317105
MEETING DATE: 05/18/2007
--------------------------------------------------------------------
                                                 Mgmt     Vote
#     Proposal                                   Rec      Cast
Sponsor
--------------------------------------------------------------------
1.1   Elect  Director  James L Barksdale         For      For
Management
1.2   Elect  Director  Jeffrey L Bewkes          For      For
Management
1.3   Elect  Director  Stephen F Bollenbach      For      For
Management
1.4   Elect  Director  Frank J Caufield          For      For
Management
1.5   Elect  Director  Robert C Clark            For      For
Management
1.6   Elect  Director  Mathias Dopfner           For      For
Management
1.7   Elect  Director  Jessica P Einhorn         For      For
Management
1.8   Elect  Director  Reuben Mark               For      For
Management
1.9   Elect  Director  Michael A Miles           For      For
Management
1.10   Elect  Director  Kenneth J Novack         For      For
Management
1.11   Elect  Director  Richard D Parson         For      For
Management
1.12  Elect  Director Francis T Vincent Jr.      For      For
Management
1.13  Elect  Director Deborah C Wright           For      For
Management
2  Ratification of Auditors                      For      For
Management
3  Amend Certification of Inc. Eliminate Super   For      For
Majority Vote Requirements
Management
4 Prop. Advisory Resolution to Ratify            Against  Against
Compensation of Names Exec. Officers
Shareholder
5 Separation of roles of CEO and Chairman        Against  Against
Shareholder
6 Prop. Regarding Simple Majority Vote           Against  Against
Shareholder
7 Prop. Regarding Special Shareholder Meeting    Against  Against
Shareholder
8 Prop. Regarding Stockholder Ratification       Against  Against
Of Director Compensation Rights Plan Adopted
Shareholder
====================================================================

                               SIGNATURES
Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Bread & Butter Fund Inc.

/s/ James B Potkul
--------------------
James B Potkul
President
Date: July 20, 2007